Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 18, 2009

to the Prospectus for Class A and C Shares of Allianz Global Investors Solutions Funds

Dated December 29, 2008

Disclosure Related to All Funds

The Prospectus is hereby revised to reflect that each Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “How to Buy and Sell Shares — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Funds’ Prospectus, Statement of Additional Information and Shareholders’ Guide.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 18, 2009

to the Prospectus for Class D Shares of Allianz Global Investors Solutions Funds

Dated December 29, 2008

Disclosure Related to All Funds

The Prospectus is hereby revised to reflect that each Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “How to Buy and Sell Shares — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Funds’ Prospectus and Statement of Additional Information.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 18, 2009

to the Prospectus for Institutional and Administrative Class Shares of Allianz Global Investors Solutions Funds

Dated December 29, 2008

Disclosure Related to All Funds

The Prospectus is hereby revised to reflect that each Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “Purchases, Redemptions and Exchanges — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Funds’ Prospectus and Statement of Additional Information.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 18, 2009

to the Prospectus for Class P Shares of Allianz Global Investors Solutions Funds

Dated December 29, 2008

Disclosure Related to All Funds

The Prospectus is hereby revised to reflect that each Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “Purchases, Redemptions and Exchanges — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Funds’ Prospectus and Statement of Additional Information.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 18, 2009

to the Prospectus for Class R Shares of Allianz Global Investors Solutions Funds

Dated December 29, 2008

Disclosure Related to All Funds

The Prospectus is hereby revised to reflect that each Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “How to Buy and Sell shares — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Funds’ Prospectus, Statement of Additional Information and Shareholders’ Guide.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 18, 2009

to the Prospectus for Class A and C Shares of Allianz Multi-Strategy Funds

Dated July 15, 2008

Disclosure Related to All Funds

The Prospectus is hereby revised to reflect that each Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “How to Buy and Sell Shares — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Funds’ Prospectus, Statement of Additional Information and Shareholders’ Guide.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 18, 2009

to the Prospectus for Class D Shares of Allianz Multi-Strategy Funds

Dated July 15, 2008

Disclosure Related to All Funds

The Prospectus is hereby revised to reflect that each Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “How to Buy and Sell Shares — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Funds’ Prospectus and Statement of Additional Information.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 18, 2009

to the Prospectus for Institutional Class Shares of Allianz Multi-Strategy Funds

Dated July 15, 2008

Disclosure Related to All Funds

The Prospectus is hereby revised to reflect that each Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “Purchases, Redemptions and Exchanges — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Funds’ Prospectus and Statement of Additional Information.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 18, 2009

to the Prospectus for Class P Shares of Allianz Multi-Strategy Funds

Dated July 15, 2008

Disclosure Related to All Funds

The Prospectus is hereby revised to reflect that each Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “Purchases, Redemptions and Exchanges — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Funds’ Prospectus and Statement of Additional Information.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 18, 2009

to the Prospectus for Class A and C Shares of Allianz RCM Global EcoTrendsSM Fund

Dated September 2, 2008

The Prospectus is hereby revised to reflect that the Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “How to Buy and Sell Shares — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Fund’s Prospectus, Statement of Additional Information and Shareholders’ Guide.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 18, 2009

to the Prospectus for Class D Shares of Allianz RCM Global EcoTrendsSM Fund

Dated September 2, 2008

The Prospectus is hereby revised to reflect that the Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “How to Buy and Sell Shares — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Fund’s Prospectus and Statement of Additional Information.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 18, 2009

to the Prospectus for Institutional Class Shares of Allianz RCM Global EcoTrendsSM Fund

Dated September 2, 2008

The Prospectus is hereby revised to reflect that the Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “Purchases, Redemptions and Exchanges — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Fund’s Prospectus and Statement of Additional Information.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 18, 2009

to the Prospectus for Class P Shares of Allianz RCM Global EcoTrendsSM Fund

Dated September 2, 2008

The Prospectus is hereby revised to reflect that the Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “Purchases, Redemptions and Exchanges — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Fund’s Prospectus and Statement of Additional Information.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 18, 2009

to the Prospectus for Class R Shares of Allianz NACM International Growth Fund

Dated February 2, 2009

The Prospectus is hereby revised to reflect that the Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “How to Buy and Sell Shares — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Fund’s Prospectus, Statement of Additional Information and Shareholders’ Guide.